Fees Summary	Mar. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 10,612,843
Previously Paid Amount	0
Total Fee Amount	1,466
Total Offset Amount	0
Net Fee	$ 1,466